INVESTMENTS IN ASSOCIATES - MOVEMENT (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($) [1]	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
INVESTMENTS IN ASSOCIATES [abstract]
Beginning of the year	¥ 174,686		¥ 181,725	¥ 174,548
Share of results after tax	22,162	$ 3,396	(7,039)	7,177
End of the year	¥ 196,848	$ 30,168	¥ 174,686	¥ 181,725

[1]	Translation of amounts from Renminbi ("RMB") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6.5250, the certified exchange rates for December 31, 2020 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31, 2020 or on any other date.